Segmented information - Business segments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Operating Segments [Line Items]
Revenue	$ 2,156,852	$ 2,431,404
Cost of products and services sold	1,390,233	1,596,235
Depreciation and amortization	330,345	371,689
Cost of sales	1,720,578	1,967,924
Gross profit	436,274	463,480
Administration	163,095	206,652
Impairment loss recognised in profit or loss, property plant and equipment	358,330	361,989
Exploration	29,933	42,579
Research and development	5,660	4,952
Other operating expense (income)	43	(34,075)
Loss on disposal of assets	6,947	23,168
Finance costs	110,608	111,906
Gain on derivatives	(56,250)	(34,407)
Finance income	(5,265)	(4,379)
Other income	30,410	(60,671)
Loss before income taxes	(207,237)	(154,234)
Income tax recovery	(2,519)	(94,355)
Net loss	(204,718)	(59,879)
Capital expenditures for the year	143,333	216,908
Uranium [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	1,574,068	1,717,896
Cost of products and services sold	910,685	993,012
Depreciation and amortization	267,931	281,159
Cost of sales	1,178,616	1,274,171
Gross profit	395,452	443,725
Administration	0	0
Impairment loss recognised in profit or loss, property plant and equipment	246,931	361,989
Exploration	29,933	42,579
Research and development	0	0
Other operating expense (income)	43	(34,075)
Loss on disposal of assets	5,901	22,787
Finance costs	0	0
Gain on derivatives	0	0
Finance income	0	0
Other income	7,193	(56,219)
Loss before income taxes	105,451	106,664
Capital expenditures for the year	132,073	201,722
Fuel Service [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	312,888	321,374
Cost of products and services sold	212,035	223,991
Depreciation and amortization	37,093	33,951
Cost of sales	249,128	257,942
Gross profit	63,760	63,432
Administration	0	0
Impairment loss recognised in profit or loss, property plant and equipment	0	0
Exploration	0	0
Research and development	0	0
Other operating expense (income)	0	0
Loss on disposal of assets	247	221
Finance costs	0	0
Gain on derivatives	0	0
Finance income	0	0
Other income	0	(10,372)
Loss before income taxes	63,513	73,583
Capital expenditures for the year	11,237	13,983
NUKEM [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	321,188	391,402
Cost of products and services sold	321,362	380,695
Depreciation and amortization	14,193	38,273
Cost of sales	335,555	418,968
Gross profit	(14,367)	(27,566)
Administration	12,439	20,088
Impairment loss recognised in profit or loss, property plant and equipment	111,399	0
Exploration	0	0
Research and development	0	0
Other operating expense (income)	0	0
Loss on disposal of assets	799	160
Finance costs	1,479	4,056
Gain on derivatives	1,945	(6,530)
Finance income	(23)	(396)
Other income	1,263	329
Loss before income taxes	(143,668)	(45,273)
Capital expenditures for the year	23	1,203
Other Segment [Member]
Disclosure Of Operating Segments [Line Items]
Revenue	(51,292)	732
Cost of products and services sold	(53,849)	(1,463)
Depreciation and amortization	11,128	18,306
Cost of sales	(42,721)	16,843
Gross profit	(8,571)	(16,111)
Administration	150,656	186,564
Impairment loss recognised in profit or loss, property plant and equipment	0	0
Exploration	0	0
Research and development	5,660	4,952
Other operating expense (income)	0	0
Loss on disposal of assets	0	0
Finance costs	109,129	107,850
Gain on derivatives	(58,195)	(27,877)
Finance income	(5,242)	(3,983)
Other income	21,954	5,591
Loss before income taxes	(232,533)	(289,208)
Capital expenditures for the year	$ 0	$ 0